Long-term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term Debt
8.            Long-term Debt

The table below presents the loans outstanding as of December 31, 2014 and 2015:

	December 31,
	2014	2015
Secured bank debt:
(a) ABN AMRO Bank N.V.	$73,050,000	$65,350,000
(b) Unicredit Bank AG	16,500,000	16,500,000
(c) Credit Suisse AG	31,650,000	31,650,000
(d) ABN AMRO Bank N.V.	13,750,000	9,750,000
Total	$134,950,000	$123,250,000

Presented as follows:
Current portion of long-term debt	$134,950,000	$123,250,000
Long-term debt	-	-
Total	$134,950,000	$123,250,000

The minimum annual principal payments, in accordance with the loan agreements, required to be made after December 31, 2015, without taking into consideration the re-classification of total outstanding debt within current liabilities discussed in Note 3 above, are as follows:

During the year ending December 31,:
2016	$13,740,000
2017	109,510,000
Total	$123,250,000

(a)      ABN AMRO Bank N.V.: On May 6, 2011, the Company entered into a loan agreement for $100,000,000 to partially refinance the acquisition of Box Voyager and Box Trader and to partially finance the acquisition of Maule. The loan is payable in twenty four consecutive quarterly instalments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last instalment. The loan bears interest at LIBOR plus a margin of 3%. On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG. In consideration for the amendment of the loan agreement, discussed below, the margin during the waiver periods was increased to 3.35%.

(b)      Unicredit Bank AG: On May 17, 2011, the Company entered into a loan agreement for $30,000,000 to partially finance the acquisition of Box Queen. The loan was originally payable in twenty four consecutive quarterly instalments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last instalment. On December 17, 2014, the Company entered into a supplemental loan agreement to amend the financial covenants, the terms of loan repayment and the corporate undertakings. In December 2014, the Company prepaid an amount of $3,000,000, which has been applied against the instalments falling due in 2015, and the outstanding balance as of December 31, 2014 is payable in six quarterly instalments of $750,000, commencing in February 2016, plus a balloon payment of $12,000,000 payable together with the last instalment (Note 19). The Company may defer the payment of no more than four of the instalments falling due in 2016, subject to a 10 days written notice and no Event of Default. The deferred instalments, if any, will be repaid together with the balloon payment. The loan bears interest at LIBOR plus a margin of 3%.

(c)      Credit Suisse AG: On July 12, 2011 and July 18, 2011, the Company entered into two loan agreements for $22,000,000, each, to partially refinance the acquisition of CMA CGM Kingfish and Box Marlin. Each loan was originally payable in twenty four consecutive quarterly instalments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last instalment. Each loan bore interest at LIBOR plus a margin of 3%. On November 11, 2014, the Company entered into a loan agreement for $31,650,000, to refinance in full the then outstanding indebtedness under both loans. The loan is secured by first priority mortgage on CMA CGM Kingfish, Box Marlin and Box Emma and is payable in one instalment of $850,000, commencing in May 2016, four consecutive quarterly instalments of $1,345,000, plus a balloon payment of $25,420,000 payable together with the last instalment. The loan bears interest at LIBOR plus a margin of 3%.

(d)      ABN AMRO Bank N.V.: On June 27, 2012, the Company entered into a loan agreement for $25,000,000 to partially refinance the acquisition of Box Hong Kong and Box China. The loan was originally payable in twelve consecutive quarterly instalments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last instalment. On June 25, 2015, the Company entered into a supplemental agreement to amend the financial covenants (as discussed further below) and the terms of the loan repayment. The then outstanding balance of $11,250,000 is scheduled to be repaid in one instalment of $1,250,000, paid in July 2015, followed by eight equal consecutive quarterly instalments of $250,000, plus a balloon payment of $8,000,000 payable together with the last instalment. The loan bears interest at LIBOR plus a margin of 3.75%.

Debt Securities: All loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender's prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant, except in the cases discussed below. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%, except in the case of the waiver periods, discussed below; according to the provisions of each individual loan agreement with the relevant bank.

Debt Covenants: The secured loan agreements also contain also the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

∙      The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;
∙      The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;
∙      The Market Value Adjusted Net Worth shall not be less than $100,000,000;
∙      Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $8,000,000.

During the fourth quarter of 2014 and second quarter of 2015, the Company entered into new or supplemental agreements with its lenders and agreed to certain amendments in the financial covenants included in the loan agreements, as described below:

(a)          $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 30, 2015 and ending on June 29, 2016, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i)      The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter;

(ii)      The Market Value Adjusted Net Worth shall not be less than $60,000,000 during the waiver period and $100,000,000 thereafter; and

(iii)      The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.80:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period may declare and pay quarterly dividends or make any other form of distribution at a maximum amount of $0.05 per common share outstanding.

(b)          $30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on January 1, 2014 and ending on June 30, 2015 or thereafter, subject to the following provisions, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i)      The minimum asset cover ratio during the waiver period is waived and as long as there are waivers in place or favorable to the Company amendments with the other lenders in relation to the asset cover ratio, it will be considered waived until the earliest date of such waiver or amendment, otherwise the minimum asset cover ratio shall be 120%;

(ii)      Liquid Assets during the waiver period should be the higher of (A) $500,000 per vessel and (B) $5,000,000, provided that equivalent provisions in other loan agreements are not higher, on which case such higher provisions would apply and for the period commencing on July 1, 2015, Liquid Assets should be the higher of (A) $750,000 per vessel and (B) $8,000,000, unless equivalent provisions in other loan agreements are lower, on which case, Liquid Assets should be the higher of (A) the higher of $500,000 per vessel and the amount agreed with the other lenders on a per vessel basis and (B) the higher of $5,000,000 and the amount agreed with the other lenders on an aggregate basis; and

(iii)      The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.80:1 during the waiver period and less than 0.65:1 thereafter, unless equivalent provisions in other loan agreements are higher, on which case, the lower of such higher ratios shall apply.

Pursuant to the supplemental agreement dated December 17, 2014, the ratio of Total Debt to EBITDA shall not apply after the date of this agreement. In consideration for the amendment of the loan agreement, the Company agreed to waiver fees, which will be paid together with the last instalment.

(c)          $31,650,000 secured loan agreement with Credit Suisse

Pursuant to the loan agreement dated November 11, 2014, the Company agreed to the following financial covenants, calculated on a consolidated basis and security cover provisions:

(i)      Liquid Assets should be the higher of (A) $6,000,000 (during the first year from the date of the loan agreement), $7,000,000 (during the second year from the date of the loan agreement) and $8,000,000 thereafter and (B) $500,000 per vessel; and

(ii)      The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.80:1; and

(iii)      The minimum security cover shall be 130%.

The ratios of EBITDA to net interest expense, Market Value Adjusted Net Worth and the ratio of Total Debt to EBITDA, contained in the original loan agreements, were removed.

(d)          $25,000,000 secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 30, 2015 and ending on June 29, 2016, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:

(i)      The Market Value Adjusted Net Worth shall not be less than $60,000,000 during the waiver period and $100,000,000 thereafter; and

(ii)      The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.80:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period may declare and pay quarterly dividends or make any other form of distribution at a maximum amount of $0.05 per common share outstanding.

(e)          $30,250,000 secured loan agreement with Commerzbank

On July 29, 2011, the Company entered into a loan agreement for $30,250,000 with Commerzbank, to partially finance the acquisition of Box Emma. On July 22, 2014, the outstanding amount of the loan was $21,450,000 and the Company agreed with the bank to the payment of $15,015,000 plus accrued interest, in full and final settlement of the loan. The gain from this transaction of $6,435,000 is separately reflected in the consolidated statements of comprehensive income / (loss).

The weighted average interest rates for the years ended December 31, 2013, 2014 and 2015 were 3.34%, 3.50% and 3.55%, respectively.

As of December 31, 2015, the Company was in compliance with all of its debt covenants, or had obtained waivers, with the exception of the Market Value Adjusted Net Worth. In addition, in 2016, the waivers expire and given the current vessel values, it is probable that the Company will not be in compliance with the minimum asset cover ratios, the ratio of Total Liabilities to Market Value Adjusted Total Assets and the Market Value Adjusted Net Worth. As a result of the cross default provisions included in the loan agreements, actual breaches of covenants could result in defaults under all of the Company's debt and the acceleration of such debt by the lenders. Thus, as of December 31, 2015, as discussed in Note 3, the Company has classified its long-term debt as current, along with the associated restricted cash and interest rate swap assets and liabilities. The Company believes it will successfully conclude obtaining waivers for the current covenant breach or amend several of its loan covenants or obtain permanent relaxation of covenants.